Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Formation and operating costs	$ 592,646	$ 409,375	$ 1,262,807	$ 786,000	$ 1,528,302	$ 1,666,924
Administrative service fees – related party	30,000	30,000	60,000	60,000
Net loss from operations	(622,646)	(439,375)	(1,322,807)	(846,000)	(1,651,206)	(1,768,147)
Other income
Interest income	140	120	163	120	190
Dividend income on Trust Account	368,183	546,053	740,810	1,404,530	2,134,446	1,107,852
Foreign exchange loss						(15,579)
Total other income	368,323	546,173	740,973	1,404,650	2,134,636	1,092,273
Net (loss) income	$ (254,323)	$ 106,798	$ (581,834)	$ 558,650	483,430	(675,874)
Related Party
Operating expenses
Administrative service fees – related party					$ 122,904	$ 101,223
Redeemable Ordinary Shares
Basic and diluted weighted average shares outstanding
Ordinary shares, basic (in Shares)	2,499,658	4,090,813	2,538,398	5,972,453	4,260,842	5,264,384
Ordinary shares, diluted (in Shares)	2,499,658	4,090,813	2,538,398	5,972,453	4,260,842	5,264,384
Basic and diluted income (loss) earnings per share
Ordinary shares, basic (in Dollars per share)	$ 0.04	$ 0.07	$ 0.08	$ 0.14	$ 0.29	$ 0.64
Ordinary shares, diluted (in Dollars per share)	$ 0.04	$ 0.07	$ 0.08	$ 0.14	$ 0.29	$ 0.64
Non-Redeemable Ordinary Shares
Basic and diluted weighted average shares outstanding
Ordinary shares, basic (in Shares)	2,086,875	2,086,875	2,086,875	2,086,875	2,086,875	2,016,637
Ordinary shares, diluted (in Shares)	2,086,875	2,086,875	2,086,875	2,086,875	2,086,875	2,016,637
Basic and diluted income (loss) earnings per share
Ordinary shares, basic (in Dollars per share)	$ (0.17)	$ (0.1)	$ (0.37)	$ (0.12)	$ (0.35)	$ (1.99)
Ordinary shares, diluted (in Dollars per share)	$ (0.17)	$ (0.1)	$ (0.37)	$ (0.12)	$ (0.35)	$ (1.99)